Investments in Associates and Joint Ventures - Details of Investments in Associates (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩) Companies shares	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017
Disclosure of associates [line items]
Investments in associates	₩ 1,864,509	₩ 1,738,692
Bottom of range [member]
Disclosure of associates [line items]
Ownership (%)	20.00%
Domestic [member]
Disclosure of associates [line items]
Investments in associates	₩ 845,614	₩ 790,410
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of associates [line items]
Number of shares | shares	178,787,468,209
Ownership (%)	33.41%	31.27%
Investments in associates	₩ 175,907	₩ 174,123
Domestic [member] | Pospower Co Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	4,507,138
Ownership (%)	34.00%	34.00%
Investments in associates	₩ 161,280	₩ 161,477
Domestic [member] | SNNC [member]
Disclosure of associates [line items]
Number of shares | shares	18,130,000
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 142,602	₩ 116,922
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	200,000
Ownership (%)	50.00%	50.00%
Investments in associates	₩ 85,887	₩ 85,550
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	17,308,143
Ownership (%)	49.10%	45.67%
Investments in associates	₩ 56,679	₩ 62,478
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	2,008,000
Ownership (%)	29.53%	29.53%
Investments in associates	₩ 17,824	₩ 17,382
Domestic [member] | Daesung Steel [member]
Disclosure of associates [line items]
Number of shares | shares	108,038
Ownership (%)	17.54%	17.54%
Investments in associates	₩ 15,375	₩ 15,644
Domestic [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	9,032,539
Ownership (%)	18.26%	18.26%
Investments in associates	₩ 7,904	₩ 13,329
Domestic [member] | Keystone-HYUNDAI SECURITIES NO. 1. Private Equity Fund [member]
Disclosure of associates [line items]
Number of shares | shares	22,523,123
Ownership (%)	52.58%
Investments in associates	₩ 19,438	₩ 11,183
Domestic [member] | KoFC POSCO HANWHA KB Shared Growth No. 2. Private Equity Fund [member]
Disclosure of associates [line items]
Number of shares | shares	6,485
Ownership (%)	12.50%	12.50%
Investments in associates	₩ 6,177	₩ 5,739
Domestic [member] | KONES, Corp. [member]
Disclosure of associates [line items]
Number of shares | shares	3,250,000
Ownership (%)	41.67%	41.67%
Investments in associates	₩ 2,473	₩ 2,849
Domestic [member] | Other associates [member]
Disclosure of associates [line items]
Number of companies in other associates | Companies	53
Investments in associates	₩ 112,621	₩ 123,724
Domestic [member] | NEXTRAIN Co Ltd [Member]
Disclosure of associates [line items]
Number of shares | shares	8,321,920
Ownership (%)	32.00%	32.00%
Investments in associates	₩ 41,447	₩ 10
Domestic [member] | Acquisition cost [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of associates [line items]
Investments in associates	178,787
Domestic [member] | Acquisition cost [member] | Pospower Co Ltd [member]
Disclosure of associates [line items]
Investments in associates	179,410
Domestic [member] | Acquisition cost [member] | SNNC [member]
Disclosure of associates [line items]
Investments in associates	90,650
Domestic [member] | Acquisition cost [member] | QSONE Co.,Ltd. [member]
Disclosure of associates [line items]
Investments in associates	84,395
Domestic [member] | Acquisition cost [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	86,541
Domestic [member] | Acquisition cost [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of associates [line items]
Investments in associates	10,040
Domestic [member] | Acquisition cost [member] | Daesung Steel [member]
Disclosure of associates [line items]
Investments in associates	14,000
Domestic [member] | Acquisition cost [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	45,163
Domestic [member] | Acquisition cost [member] | Keystone-HYUNDAI SECURITIES NO. 1. Private Equity Fund [member]
Disclosure of associates [line items]
Investments in associates	22,523
Domestic [member] | Acquisition cost [member] | KoFC POSCO HANWHA KB Shared Growth No. 2. Private Equity Fund [member]
Disclosure of associates [line items]
Investments in associates	6,485
Domestic [member] | Acquisition cost [member] | KONES, Corp. [member]
Disclosure of associates [line items]
Investments in associates	6,893
Domestic [member] | Acquisition cost [member] | NEXTRAIN Co Ltd [Member]
Disclosure of associates [line items]
Investments in associates	41,610
Foreign [member]
Disclosure of associates [line items]
Investments in associates	₩ 1,018,895	948,282
Foreign [member] | Other associates [member]
Disclosure of associates [line items]
Number of companies in other associates | Companies	26
Investments in associates	₩ 121,048	₩ 99,728
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Ownership (%)	30.00%	30.00%
Investments in associates	₩ 178,892	₩ 209,936
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	135,219,000
Ownership (%)	25.04%	25.04%
Investments in associates	₩ 225,933	₩ 179,459
Foreign [member] | 7623704 Canada Inc. [member]
Disclosure of associates [line items]
Number of shares | shares	114,452,000
Ownership (%)	10.40%	10.40%	10.40%
Investments in associates	₩ 131,529	₩ 126,885
Foreign [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Ownership (%)	20.00%	20.00%	20.00%
Investments in associates	₩ 85,349	₩ 82,447
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Number of shares | shares	49
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 72,937	₩ 71,086
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Number of shares | shares	2,400
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 46,557	₩ 43,554
Foreign [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Number of shares | shares	3,234,698
Ownership (%)	49.00%	49.00%	49.00%
Investments in associates	₩ 37,940	₩ 41,712
Foreign [member] | NCR LLC [member]
Disclosure of associates [line items]
Ownership (%)	29.40%	29.41%
Investments in associates	₩ 46,391	₩ 37,602
Foreign [member] | PT. batutua tembaga raya [member]
Disclosure of associates [line items]
Number of shares | shares	128,285
Ownership (%)	22.00%	22.00%	22.00%
Investments in associates	₩ 14,717	₩ 20,479
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	10,200,000
Ownership (%)	34.00%	34.00%	34.00%
Investments in associates	₩ 15,128	₩ 14,796
Foreign [member] | PT. wampu electric power [member]
Disclosure of associates [line items]
Number of shares | shares	8,708,400
Ownership (%)	20.00%	20.00%	20.00%
Investments in associates	₩ 13,363	₩ 14,120
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	50
Ownership (%)	25.00%	25.00%	25.00%
Investments in associates	₩ 6,755	₩ 6,478
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of associates [line items]
Number of shares | shares	134,400,000
Ownership (%)	40.00%
Investments in associates	₩ 22,356
Foreign [member] | Acquisition cost [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Investments in associates	164,303
Foreign [member] | Acquisition cost [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Investments in associates	135,899
Foreign [member] | Acquisition cost [member] | 7623704 Canada Inc. [member]
Disclosure of associates [line items]
Investments in associates	124,341
Foreign [member] | Acquisition cost [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Investments in associates	240,123
Foreign [member] | Acquisition cost [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Investments in associates	209,664
Foreign [member] | Acquisition cost [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Investments in associates	135,205
Foreign [member] | Acquisition cost [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Investments in associates	157,585
Foreign [member] | Acquisition cost [member] | NCR LLC [member]
Disclosure of associates [line items]
Investments in associates	49,744
Foreign [member] | Acquisition cost [member] | PT. batutua tembaga raya [member]
Disclosure of associates [line items]
Investments in associates	21,824
Foreign [member] | Acquisition cost [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of associates [line items]
Investments in associates	9,517
Foreign [member] | Acquisition cost [member] | PT. wampu electric power [member]
Disclosure of associates [line items]
Investments in associates	10,054
Foreign [member] | Acquisition cost [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	4,723
Foreign [member] | Acquisition cost [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of associates [line items]
Investments in associates	₩ 22,423